Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Increase in balance of right-of-use assets and other receivables
Exchange rates of US$	3.215	3.456	3.748
Bottom of range [member]
Statement Line Items [Line Items]
Percentage of profits includes share of non-controlling interests	20.00%
Top of range [member]
Statement Line Items [Line Items]
Percentage of profits includes share of non-controlling interests	50.00%